BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

29.    BUSINESS COMBINATIONS

-	EASY CAMBIO S,A,

On October 16, 2020, the Group acquired 100% of the capital stock of Easy Cambio S,A, for a total price of $13,7 millons, a company authorized by the Central Bank of the Argentine Republic as Exchange Agent, in order to expand the offer of financial services provided to individual clients throughout the country,

The amounts recognized as of the date of acquisition for each main class of assets acquired and liabilities assumed are:

Fair Value
Cash and Due from Banks	6,474
Other Assets	1,240
Miscellaneous obligations	(28)
Net identifiable assets acquired	7,686

Consideration of the acquisition:
- Amount paid net of expenses	14,978
Net cash flow used - investment activities	14,978

Goodwill	7,292

The goodwill determined is attributable to the synergies that exist between the Easy Cambio S,A, business, and that of the Group, If the acquisition had occurred on January 1, 2020, Grupo Supervielle's net result would have been 3,411,124,